Organization and Operations of the Company (Expressed in Canadian $000's except per share amounts)	12 Months Ended
Sep. 30, 2013
Organization and Operations of the Company (Expressed in Canadian $000's except per share amounts) [Text Block]
1.	Organization and Operations of the Company

Zodiac Exploration Inc. (“Zodiac” or “the Company”) was formed as a result of the Reverse Takeover (“RTO”) structured under the Plan of Arrangement completed on September 28, 2010, in which Peninsula Resources Ltd. (“Peninsula”) acquired all of the outstanding shares of Zodiac Exploration Corp. in a share for share exchange (the “Transaction”). The Transaction entailed the amalgamation of Zodiac Exploration Corp. with 1543081 Alberta Ltd. (subsequently named Zodiac Exploration Corp.), a wholly owned subsidiary of Peninsula. Upon completion of the Transaction, Peninsula changed its name to Zodiac Exploration Inc. For financial reporting purposes, the Transaction was accounted for as a RTO that did not constitute a business combination, with Zodiac Exploration Corp. identified as the RTO acquirer and Peninsula the reverse takeover acquiree. These consolidated financial statements are those of Zodiac with the RTO accounted for as a capital transaction. The comparative information presented, including all information presented prior to September 28, 2010, is that of Zodiac Exploration Corp. as it has been deemed the continuing entity post RTO. Zodiac is principally engaged in the acquisition, exploration and development of oil and gas properties in the San Joaquin Basin in California. To date, the Company has had only incidental oil and gas revenues included as an offset to capital expenditures and is still considered to be in the development stage as defined by the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 915.

The Company has consolidated in its accounts the accounts of: Zodiac Exploration Corp.; and Zodiac USA Corp. (“Zodiac USA”), including Zodiac Kentucky LLC (“Zodiac Kentucky”) and Zodiac Energy LLC (“Zodiac Energy”). Zodiac Exploration Corp. (formerly 1543081 Alberta Ltd.) was the amalgamation vehicle for the RTO. Zodiac Kentucky and Zodiac Energy were established to carry on oil and gas exploration and development activities in the states of Kentucky and California, respectively. Both Zodiac Kentucky and Zodiac Energy are limited liability corporations, established under the laws of the state of Nevada and wholly owned by Zodiac USA. Zodiac Kentucky is inactive and no longer registered to operate in Kentucky.

At September 30, 2013, the Company has not yet achieved profitable operations, has accumulated a deficit of $50,523 (September 30, 2012 - $46,012) since its inception, and expects to incur further losses in the development of its business, which is typical of an oil and gas exploration company in the early stages of development. As at September 30, 2013, the Company’s cash balance was $13,923 (September 30, 2012 - $20,381) generated primarily from financings completed in the fiscal years ended September 30, 2011 and 2010.